Pay vs Performance Disclosure	4 Months Ended	12 Months Ended				21 Months Ended
	Apr. 13, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

									Value of Initial Fixed $100 Investment Based On:(3)
Year	SCT Total for PEO Brown	CAP to PEO Brown(1)	SCT Total for PEO Brooks(2)	CAP to PEO Brooks (1)(2)	SCT Total for PEO Nusz	CAP to PEO Nusz(1)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(1)	TSR	Peer Group TSR (4)	Net Income (000s)(3)	CSM: Relative TSR (Percentile vs. Russell 2000 companies)(3)
2022	$1,862,495	$15,708,963	$—	$—	$—	$—	$1,517,316	$7,139,030	$576	$323	$1,858,470	99.4%
2021	$15,109,345	$32,011,947	$160,000	$1,748,413	$—	$—	$4,383,544	$18,394,121	$431	$204	$355,298	98.9%
2020	$—	$—	$622,148	$617,653	$12,305,823	$3,102,795	$2,370,324	$(658,431)	$120	$109	$(45,962)	79.7%

Company Selected Measure Name		relative TSR
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO
2022	Daniel E. Brown	Michael H. Lou, Charles J. Rimer, Taylor L. Reid, Nickolas J. Lorentzatos
2021	Daniel E. Brown, Douglas E. Brooks	Michael H. Lou, Taylor L. Reid, Nickolas J. Lorentzatos
2020	Douglas E. Brooks, Thomas B. Nuz	Michael H. Lou, Taylor L. Reid, Nickolas J. Lorentzatos
		Mr. Brooks was appointed the Company's Board Chair upon the Company's emergence from restructuring in November 2020. He served as our CEO between December 22, 2020, the date of Mr. Nusz's retirement, and April 13, 2021, when Mr. Brown was appointed the Company's CEO. Mr. Brooks did not receive compensation in addition to his regular director compensation during the time that he served in the CEO role. Therefore, Mr. Brooks' compensation set forth in this table reflects only regular payment he received as a director of the Company and does not reflect any additional payment for service as the Company's CEO.
Peer Group Issuers, Footnote [Text Block]		Peer Group is the Standard and Poor's 500 Oil & Gas Exploration & Production Index, which is the same index used by the Company for purposes of Section 229.201(e )(1)(ii) as set forth in the Company's annual report on Form 10-K for the fiscal year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]
The table below provides the adjustments to the SCT total compensation, which were made to arrive at the CAP for the PEO and the average for the Non-PEO NEOs:

		2022		2021			2020
		PEO Brown	Average for Non-PEO NEOs	PEO Brown	PEO Brooks	Average for Non-PEO NEOs	PEO Brooks	PEO Nusz	Average for Non-PEO NEOs
Deduction for Amounts Reported under "Stock Awards" column in Summary Compensation Table		$—	$—	$(14,225,450)	$—	$(4,947,826)	$(578,925)	$(3,054,822)	$(1,314,059)
Increase/deduction based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(a)	$—	$2,591,592	$31,128,052	$—	$16,991,577	$574,430	$—	$—
Increase/deduction based on ASC 718 Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Value from Prior FY End to Applicable FY End	(b)	$13,560,100	$1,940,398	$—	$919,003	$53,994	$—	$—	$(43,092)
Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(c)	$286,368	$1,089,724	$—	$669,410	$(20,335)	$—	$(6,148,206)	$(2,461,712)
(a) Value at Fiscal Year End of Awards Granted During the Same Fiscal Year. We are required to increase or decrease SCT total compensation based on the change in fair value of awards from grant date to FY end for awards granted in a particular FY. The following tables disclose related valuation assumptions.
For the fiscal year ended December 31, 2020, represents the market value of RSAs granted to Mr. Brooks on December 29, 2020 in his capacity as a director of the Company, based on the closing price per share of our common stock as of December 31, 2020.

Award Granted	Grant Date	Close Price Per Share 12/31/20
RSA	December 2020	$37.06
For the fiscal year ended December 31, 2021, represents for (1) RSUs, the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2021, (2) for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2021, and (3) for OMP Common Units (received as consideration for OMP GP LLC Class B Units in midstream simplification transaction), the market price of OMP units as of December 31, 2021.

Award Granted	Grant Date	Close Price per Share 12/31/21	PSU Fair Market Value 12/31/21
RSU	January 2021	$125.99
Peer PSU	January 2021		$178.81
Index PSU	January 2021		$192.86
Absolute PSU	January 2021		$238.15
RSU	April 2021	$125.99
Peer PSU	April 2021		$178.81
Index PSU	April 2021		$192.86
Absolute PSU	April 2021		$233.49
OMP Common Units	March 2021	$23.91
For the fiscal year ended December 31, 2022, represents the market value as of December 31, 2022 of outstanding common stock awards, converted from Whiting Petroleum awards in connection with the Merger on July 1, 2022.

Award Granted	Grant Date	Close Price Per Share 12/31/22
Converted Whiting Awards	July 2022	$136.81
(b) Year-Over-Year Change in Value of Awards Granted in Prior Fiscal and Years Remaining Outstanding and Unvested as of the Applicable Year End. For awards granted in prior FYs and remaining outstanding and unvested as of the applicable FY end, we are required to increase or decrease SCT total compensation for the applicable FY based on the change in fair value of the awards year-over-year, measured as of the last trading day of each FY. The following tables disclose related valuation assumptions.
For the fiscal year ended December 31, 2020, represents the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2020	OMP Phantom Unit	January 2019	$11.73
2019	OMP Phantom Unit	January 2019	16.59
For the fiscal year ended December 31, 2021, this represents the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$23.91
2020	OMP Phantom Unit	January 2019	11.73
For the fiscal year ended December 31, 2022, this represents the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2022. The performance period for awards originally granted, and identified below, as PSUs and LSUs ended immediately prior to the closing of the Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. These shares remained unvested (for Messrs. Brown and Lou) as of December 31, 2022.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$136.81
Peer PSU	January 2021	$136.81
Index PSU	January 2021	$136.81
Absolute PSU	January 2021	$136.81
RSU	April 2021	$136.81
Peer PSU	April 2021	$136.81
Index PSU	April 2021	$136.81
Absolute PSU	April 2021	$136.81
(c) Change in Value from Previous Fiscal Year End of Awards Vesting During the Fiscal Year. For awards vesting during a particular FY, we are required to increase or decrease SCT total compensation for the applicable FY based on the change in fair value of the awards as of the vesting date from the last trading day of the prior FY. The following tables disclose related valuation assumptions.
For the fiscal year ended December 31, 2020, this represents change in market value of prior year awards from December 31, 2019, based on the closing price per share on the vesting date. "Vest 1" represents regular vesting dates; "Vest 2" represents vestings in connection with the Company's emergence from restructuring in November 2020, which constituted a "change in control" under the terms of the awards.

As of FY Ending December 31,	Award Granted	Grant Date	Closing Price 12/31/19	Closing Price per Share (Vest 1)	Performance Unit Payout	Closing Price per Share (Vest 2)	Performance Unit Payout
2019	RSU	February 2012	$3.26
		January 2017	$3.26
		January 2018	$3.26
		January 2019	$3.26
	PSU	January 2016	$3.71
		January 2017	$3.16
		January 2018	$3.37
		January 2019	$3.16
	OMP Phantom Unit	January 2019	$16.59
2020	RSU	February 2012		─		$0.12
		January 2017		$3.24		─
		January 2018		$2.40		$0.12
		January 2019		$2.97		$0.12
	PSU	January 2016		$1.32	109%	─	—%
		January 2017		$1.32	77%	$0.12	20%
		January 2018		$1.32	80%	$0.12	20%
		January 2019		─	─	$0.12	—%
	OMP Phantom Unit	January 2019		$12.00		─
For the fiscal year ended December 31, 2021, this represents change in market value of prior year awards from December 31, 2020, based on the closing price per share on the vesting date, but not including the value of accrued distribution equivalent rights.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$19.33
2020	OMP Phantom Unit	January 2019	$11.73
For the fiscal year ended December 31, 2022, this represents change in market value of prior year awards from December 31, 2021, based on the close price per share on the vesting date, except that the "close price" related to the OMP Restricted Unit vesting is based on the merger exchange ratio, and the value of Crestwood common units that such OMP phantom units would have otherwise been converted into as a result of the merger; accrued distribution equivalent rights and dividends are not included. "Vest 1" represents regular vesting dates; "Vest 2" represents (1) with respect to OMP units, vestings in connection with the closing of the sale of OMP, and (2) with respect to RSU and PSU awards, vestings (for Messrs. Reid and Lorentzatos) in connection with the Merger in July 2022, which constituted a "change in control" under the terms of the awards.

As of FY Ending December 31,	Award Granted	Grant Date	Closing Price/FMV 12/31/21	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)	Performance Unit Payout
2021	RSU	January 2021	$125.99
	Peer PSU	January 2021	$178.81
	Index PSU	January 2021	$192.86
	Absolute PSU	January 2021	$238.15
	Absolute PSU	April 2021	$233.49
	OMP Phantom Units	January 2019	$23.91
	OMP Restricted Units	March 2021	$23.91
2022	RSU	January 2021			$108.90
	Peer PSU	January 2021		$135.50	$108.90	122%
	Index PSU	January 2021			$108.90	150%
	Absolute PSU	January 2021			$108.90	300%
	RSU	April 2021		$152.04
	OMP Phantom Units	January 2019			$23.86
	OMP Restricted Units	March 2021			$27.95

Non-PEO NEO Average Total Compensation Amount		$ 1,517,316	$ 4,383,544	$ 2,370,324
Non-PEO NEO Average Compensation Actually Paid Amount		$ 7,139,030	18,394,121	(658,431)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below provides the adjustments to the SCT total compensation, which were made to arrive at the CAP for the PEO and the average for the Non-PEO NEOs:

		2022		2021			2020
		PEO Brown	Average for Non-PEO NEOs	PEO Brown	PEO Brooks	Average for Non-PEO NEOs	PEO Brooks	PEO Nusz	Average for Non-PEO NEOs
Deduction for Amounts Reported under "Stock Awards" column in Summary Compensation Table		$—	$—	$(14,225,450)	$—	$(4,947,826)	$(578,925)	$(3,054,822)	$(1,314,059)
Increase/deduction based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(a)	$—	$2,591,592	$31,128,052	$—	$16,991,577	$574,430	$—	$—
Increase/deduction based on ASC 718 Fair Value of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Value from Prior FY End to Applicable FY End	(b)	$13,560,100	$1,940,398	$—	$919,003	$53,994	$—	$—	$(43,092)
Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(c)	$286,368	$1,089,724	$—	$669,410	$(20,335)	$—	$(6,148,206)	$(2,461,712)
(a) Value at Fiscal Year End of Awards Granted During the Same Fiscal Year. We are required to increase or decrease SCT total compensation based on the change in fair value of awards from grant date to FY end for awards granted in a particular FY. The following tables disclose related valuation assumptions.
For the fiscal year ended December 31, 2020, represents the market value of RSAs granted to Mr. Brooks on December 29, 2020 in his capacity as a director of the Company, based on the closing price per share of our common stock as of December 31, 2020.

Award Granted	Grant Date	Close Price Per Share 12/31/20
RSA	December 2020	$37.06
For the fiscal year ended December 31, 2021, represents for (1) RSUs, the market value of the RSUs based on the closing price per share of our common stock as of December 31, 2021, (2) for PSUs, the fair value of the PSUs determined in accordance with ASC 718 as of December 31, 2021, and (3) for OMP Common Units (received as consideration for OMP GP LLC Class B Units in midstream simplification transaction), the market price of OMP units as of December 31, 2021.

Award Granted	Grant Date	Close Price per Share 12/31/21	PSU Fair Market Value 12/31/21
RSU	January 2021	$125.99
Peer PSU	January 2021		$178.81
Index PSU	January 2021		$192.86
Absolute PSU	January 2021		$238.15
RSU	April 2021	$125.99
Peer PSU	April 2021		$178.81
Index PSU	April 2021		$192.86
Absolute PSU	April 2021		$233.49
OMP Common Units	March 2021	$23.91
For the fiscal year ended December 31, 2022, represents the market value as of December 31, 2022 of outstanding common stock awards, converted from Whiting Petroleum awards in connection with the Merger on July 1, 2022.

Award Granted	Grant Date	Close Price Per Share 12/31/22
Converted Whiting Awards	July 2022	$136.81
(b) Year-Over-Year Change in Value of Awards Granted in Prior Fiscal and Years Remaining Outstanding and Unvested as of the Applicable Year End. For awards granted in prior FYs and remaining outstanding and unvested as of the applicable FY end, we are required to increase or decrease SCT total compensation for the applicable FY based on the change in fair value of the awards year-over-year, measured as of the last trading day of each FY. The following tables disclose related valuation assumptions.
For the fiscal year ended December 31, 2020, represents the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2020	OMP Phantom Unit	January 2019	$11.73
2019	OMP Phantom Unit	January 2019	16.59
For the fiscal year ended December 31, 2021, this represents the change in market value of unvested phantom units of OMP, granted in January 2019, based on the closing price per unit of OMP's common units at fiscal year end.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$23.91
2020	OMP Phantom Unit	January 2019	11.73
For the fiscal year ended December 31, 2022, this represents the change in value of unvested awards based on the closing price per share of our common stock on December 31, 2022. The performance period for awards originally granted, and identified below, as PSUs and LSUs ended immediately prior to the closing of the Merger on July 1, 2022, and shares earned were established at that time, based on performance, in accordance with the terms of the awards. These shares remained unvested (for Messrs. Brown and Lou) as of December 31, 2022.

Award Granted	Grant Date	Close Price per Share
RSU	January 2021	$136.81
Peer PSU	January 2021	$136.81
Index PSU	January 2021	$136.81
Absolute PSU	January 2021	$136.81
RSU	April 2021	$136.81
Peer PSU	April 2021	$136.81
Index PSU	April 2021	$136.81
Absolute PSU	April 2021	$136.81
(c) Change in Value from Previous Fiscal Year End of Awards Vesting During the Fiscal Year. For awards vesting during a particular FY, we are required to increase or decrease SCT total compensation for the applicable FY based on the change in fair value of the awards as of the vesting date from the last trading day of the prior FY. The following tables disclose related valuation assumptions.
For the fiscal year ended December 31, 2020, this represents change in market value of prior year awards from December 31, 2019, based on the closing price per share on the vesting date. "Vest 1" represents regular vesting dates; "Vest 2" represents vestings in connection with the Company's emergence from restructuring in November 2020, which constituted a "change in control" under the terms of the awards.

As of FY Ending December 31,	Award Granted	Grant Date	Closing Price 12/31/19	Closing Price per Share (Vest 1)	Performance Unit Payout	Closing Price per Share (Vest 2)	Performance Unit Payout
2019	RSU	February 2012	$3.26
		January 2017	$3.26
		January 2018	$3.26
		January 2019	$3.26
	PSU	January 2016	$3.71
		January 2017	$3.16
		January 2018	$3.37
		January 2019	$3.16
	OMP Phantom Unit	January 2019	$16.59
2020	RSU	February 2012		─		$0.12
		January 2017		$3.24		─
		January 2018		$2.40		$0.12
		January 2019		$2.97		$0.12
	PSU	January 2016		$1.32	109%	─	—%
		January 2017		$1.32	77%	$0.12	20%
		January 2018		$1.32	80%	$0.12	20%
		January 2019		─	─	$0.12	—%
	OMP Phantom Unit	January 2019		$12.00		─
For the fiscal year ended December 31, 2021, this represents change in market value of prior year awards from December 31, 2020, based on the closing price per share on the vesting date, but not including the value of accrued distribution equivalent rights.

As of FY Ending December 31,	Award Granted	Grant Date	Close Price Per Share
2021	OMP Phantom Unit	January 2019	$19.33
2020	OMP Phantom Unit	January 2019	$11.73
For the fiscal year ended December 31, 2022, this represents change in market value of prior year awards from December 31, 2021, based on the close price per share on the vesting date, except that the "close price" related to the OMP Restricted Unit vesting is based on the merger exchange ratio, and the value of Crestwood common units that such OMP phantom units would have otherwise been converted into as a result of the merger; accrued distribution equivalent rights and dividends are not included. "Vest 1" represents regular vesting dates; "Vest 2" represents (1) with respect to OMP units, vestings in connection with the closing of the sale of OMP, and (2) with respect to RSU and PSU awards, vestings (for Messrs. Reid and Lorentzatos) in connection with the Merger in July 2022, which constituted a "change in control" under the terms of the awards.

As of FY Ending December 31,	Award Granted	Grant Date	Closing Price/FMV 12/31/21	Closing Price per Share (Vest 1)	Closing Price per Share (Vest 2)	Performance Unit Payout
2021	RSU	January 2021	$125.99
	Peer PSU	January 2021	$178.81
	Index PSU	January 2021	$192.86
	Absolute PSU	January 2021	$238.15
	Absolute PSU	April 2021	$233.49
	OMP Phantom Units	January 2019	$23.91
	OMP Restricted Units	March 2021	$23.91
2022	RSU	January 2021			$108.90
	Peer PSU	January 2021		$135.50	$108.90	122%
	Index PSU	January 2021			$108.90	150%
	Absolute PSU	January 2021			$108.90	300%
	RSU	April 2021		$152.04
	OMP Phantom Units	January 2019			$23.86
	OMP Restricted Units	March 2021			$27.95

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the absolute TSR performance of our common stock with the TSR performance of the S&P Oil & Gas Exploration & Production Index. The TSR amounts in the graph assume that $100 was invested beginning on November 20, 2020 (the date the Company emerged from restructuring) and that all dividends were reinvested.
Compensation Actually Paid vs. Net Income [Text Block]		The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with the Company's relative TSR performance versus the Russell 2000 Index, which was the most important financial metric connecting Company performance and actual compensation, after absolute TSR performance. The Company performed better than 79.70%, 98.90% and 99.40% of the Russell 2000 Index companies for the 2020 period, 2021, and 2022, respectively.
Total Shareholder Return Vs Peer Group [Text Block]		The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the absolute TSR performance of our common stock with the TSR performance of the S&P Oil & Gas Exploration & Production Index. The TSR amounts in the graph assume that $100 was invested beginning on November 20, 2020 (the date the Company emerged from restructuring) and that all dividends were reinvested.
Tabular List [Table Text Block]

Important Financial Performance Measures
Absolute TSR
Relative TSR
Free Cash Flow
EBITDA

Total Shareholder Return Amount		$ 576	431	120
Peer Group Total Shareholder Return Amount		323	204	109
Net Income (Loss)		$ 1,858,470,000	$ 355,298,000	$ (45,962,000)
Company Selected Measure Amount		0.994	0.989	0.797
PEO Name	Mr. Brooks				Mr. Nusz's	Mr. Brown
Additional 402(v) Disclosure [Text Block]		Amounts for 2020 reflect period from November 20, 2020, the date the Company emerged from restructuring, through December 31, 2020.We are required to provide a tabular list, set forth below, of the most important financial measures that link CAP to Company performance for FY ended December 31, 2022. For the fiscal year ending December 31, 2022, the most important financial performance measures used to link compensation actually paid to our NEOs to company performance are absolute TSR, relative TSR, Free Cash Flow, and EBITDA. Our NEO's target total compensation is heavily weighted towards short and long-term performance and performance goals aligned with our shareholders' interests. The majority of target compensation was weighted toward long-term equity performance, and the financial performance metric for LTIP awards was either absolute or relative TSR. Free Cash Flow generation was the financial performance metric for our 2022 short-term incentive program.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Non-GAAP Measure Description [Text Block]		We selected a relative TSR measure as our CSM because we believe it represents the most important financial performance measure used by us to link CAP for 2022 to financial performance, other than absolute TSR, which is already required to be disclosed in the PVP Table. Our CSM compares Company TSR to TSR of the companies included in the Russell 2000 Index and results in a percentile level above which the Company is performing. This measure was closely linked to 2022 CAP because we used this measure to determine the number of shares earned under half of our outstanding relative TSR PSU awards (the "Russell 2000 PSUs"), and the Russell 2000 PSUs were earned, and in certain cases vested, at the maximum performance level, which was 150% of target in 2022 (see "Compensation Discussion and Analysis—2022 Pre-Merger Compensation Program—Long-Term Equity-Based Incentives").
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Absolute TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA
Brown [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,862,495	$ 15,109,345
PEO Actually Paid Compensation Amount		15,708,963	32,011,947
Brooks [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			160,000	$ 622,148
PEO Actually Paid Compensation Amount			1,748,413	617,653
Nusz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				12,305,823
PEO Actually Paid Compensation Amount				3,102,795
PEO [Member] | Brown [Member] | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(14,225,450)
PEO [Member] | Brown [Member] | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	31,128,052
PEO [Member] | Brown [Member] | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,560,100	0
PEO [Member] | Brown [Member] | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		286,368	0
PEO [Member] | Brooks [Member] | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(578,925)
PEO [Member] | Brooks [Member] | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	574,430
PEO [Member] | Brooks [Member] | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			919,003	0
PEO [Member] | Brooks [Member] | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			669,410	0
PEO [Member] | Nusz [Member] | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,054,822)
PEO [Member] | Nusz [Member] | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Nusz [Member] | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Nusz [Member] | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,148,206)
Non-PEO NEO [Member] | Adjustment, Deduction For Amounts Reported Under "Stock Awards" Column In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(4,947,826)	(1,314,059)
Non-PEO NEO [Member] | Increase (Deduction) Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,591,592	16,991,577	0
Non-PEO NEO [Member] | Adjustment Based On ASC 718 Fair Value Of Awards Granted During Prior FY Outstanding And Unvested As Of Applicable FY End, Based On Change In ASC 718 Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,940,398	53,994	(43,092)
Non-PEO NEO [Member] | Increase (Deduction) For Awards Granted During Prior FY That Vested During Applicable FY, Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,089,724	$ (20,335)	$ (2,461,712)